Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses
Operating expenses	$ 1,125	$ 559
Interest expenses	4,805	1,719
Other expenses	4,721	4,151
Total accrued expenses	$ 10,651	$ 6,429